Financial risk management and derivatives - Summary of Financial Assets Represents Maximum Exposure to Credit Risk (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	$ 704	$ 168	$ 206
Financial assets measured at amortised cost:
Trade and other receivables, excluding prepayments	502	477
Financial assets	1,475	889
Credit risk [Member]
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	704	168
Derivative financial instruments	8
Financial assets measured at amortised cost:
Other financial assets	145	117
Trade and other receivables, excluding prepayments	502	477
Financial assets	$ 1,359	$ 762